Stockholders’ (Deficiency)/Equity (Tables)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2014	Jul. 31, 2013
Equity [Abstract]
Warrants to purchase common stock outstanding
Warrants
Outstanding, August 1, 2013	238,229,939
Plus: Issued	26,666,668
Less: Exercised	70,732,022
Outstanding, January 31, 2014	194,164,585

As of July 31, 2013, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise		Warrant
To be Purchased	Price per Share		Expiration Date

8,470,661	$0.76		December 15, 2014
3,413,928	$0.79		February 4, 2015
300,000	$0.39	(average)	February 9, 2015
200,000	$1.25		March 7, 2015
5,157,813	$1.00		March 15, 2015
102,016,744	$0.03		March 31, 2016*
2,508,560	$0.03		July 11, 2016*
27,272,720	$0.03		September 30, 2016*
7,500,000	$0.03		February 1, 2017*
16,389,512	$0.03		August 10, 2017*
24,166,666	$0.03		December 12, 2017*
40,833,335	$0.03		June 17, 2018*
238,229,939

* Subject to price protection provisions as described below.

Stockholders’ deficiency transactions

			Additional	Change to
	Common Stock		Paid-In	Stockholders
	Shares	Amount	Capital	Equity

Issuance of common stock on conversion of convertible preferred stock	30,166,666	$30,167	$(30,167)	$—
Issuance of common stock as make-whole payments on convertible preferred stock	8,730,195	8,730	235,620	244,350
Issuance of common stock for services	1,233,334	1,233	75,767	77,000
Issuance of common stock as employee compensation	4,333,333	4,333	125,667	130,000
Issuance of common stock for cash warrant exercises	70,732,022	70,731	4,090,828	4,161,559
Issuance of options in lieu of deferred salary	—	—	257,505	257,505
Exercise of employee stock options	526,306	526	—	526
Partial exercise of additional investment rights	—	—	237,566	237,566

Amortization of stock options as employee compensation	—	—	5,365	5,365
Total	115,721,856	$115,720	$4,998,151	$5,113,871

Accounting allocation of initial proceeds
Accounting allocation of initial proceeds
Net proceeds	$ 1,165,000
Derivative warrant liability fair value	(1,189,744)
Derivative additional investment rights fair value	(1,264,683)
Make whole payments liability	(330,750)
Deemed dividend	$ (1,620,177)

Accounting allocation of initial proceeds
Net proceeds	$ 750,000
Derivative warrant liability fair value	(942,279)
Make whole payments liability	(216,000)
Deemed dividend	$(408,279)